GENERAL (Details Narrative) - USD ($) $ in Thousands	Aug. 09, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 27,448	$ 24,762	$ 15,294
Stockholders' equity, reverse stock split	nine-to-one